Shareholders' Equity (Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Shareholders' Equity [Abstract]
Basic net earnings	$ 167,879	[1]	$ 90,288		$ 183,498
Weighted average number of shares, basic net earnings	42,190	[1]	42,764	[1]	42,645	[1]
Basic net earnings per share	$ 3.98		$ 2.11		$ 4.30
Employee stock options, Per Share amount	87	[1]	367	[1]	572	[1]
Weighted average number of shares, diluted net earnings	42,277	[1]	43,131	[1]	43,217	[1]
Diluted net earnings per share	$ 3.97		$ 2.09		$ 4.25

[1]	In thousands